Investment Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Debt Securities Available-For-Sale
The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2022 and 2021 were as follows:

	Total Amortized Cost	Gross Unrealized		Fair Value
(in thousands)		Gains	Losses
December 31, 2022
U.S. Treasury	$2,198	$—	$(46)	$2,152
U.S. government and federal agency obligations	591	—	(32)	559
U.S. government-sponsored enterprises	26,499	—	(2,722)	23,777
Obligations of states and political subdivisions	134,994	—	(25,554)	109,440
Mortgage-backed securities	119,556	7	(16,864)	102,699
Other debt securities (a)	11,825	—	(882)	10,943
Bank issued trust preferred securities (a)	1,486	—	(309)	1,177
Total available-for-sale securities	$297,149	$7	$(46,409)	$250,747

December 31, 2021
U.S. Treasury	$3,909	$11	$(3)	$3,917
U.S. government and federal agency obligations	1,314	5	—	1,319
U.S. government-sponsored enterprises	26,498	70	(196)	26,372
Obligations of states and political subdivisions	128,093	1,605	(474)	129,224
Mortgage-backed securities	137,286	791	(1,611)	136,466
Other debt securities (a)	11,825	482	(23)	12,284
Bank issued trust preferred securities (a)	1,486	—	(198)	1,288
Total available-for-sale securities	$310,411	$2,964	$(2,505)	$310,870
(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.

Schedule of Amortized Cost and Fair Value of Debt Securities Classified as Available-For-Sale by Contractual Maturity	Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

(in thousands)	Amortized Cost	Fair Value
Due in one year or less	$9,526	$9,289
Due after one year through five years	17,261	16,103
Due after five years through ten years	30,236	26,999
Due after ten years	120,570	95,657
Total	177,593	148,048
Mortgage-backed securities	119,556	102,699
Total available-for-sale securities	$297,149	$250,747

Schedule of Other Securities	Investments in FHLB stock and MIB stock, that do not have readily determinable fair values, are required for membership in those organizations.

(in thousands)	2022	2021
Other securities:
FHLB stock	$6,156	$5,197
MIB stock	151	151
Equity securities with readily determinable fair values	46	60
Total other investment securities	$6,353	$5,408

Schedule of Unrealized Losses	Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2022 and December 31, 2021 were as follows:

	Less than 12 months		12 months or more		Total Fair Value	Total Unrealized Losses
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2022
U.S. Treasury	$1,908	$(41)	$244	$(5)	$2,152	$(46)
U.S. government and federal agency obligations	559	(32)	—	—	559	(32)
U.S. government-sponsored enterprises	7,066	(933)	16,711	(1,789)	23,777	(2,722)
Obligations of states and political subdivisions	79,396	(15,421)	29,370	(10,133)	108,766	(25,554)
Mortgage-backed securities	33,334	(3,124)	68,911	(13,740)	102,245	(16,864)
Other debt securities	7,557	(443)	3,386	(439)	10,943	(882)
Bank issued trust preferred securities	—	—	1,177	(309)	1,177	(309)
Total	$129,820	$(19,994)	$119,799	$(26,415)	$249,619	$(46,409)

At December 31, 2021
U.S. Treasury	$1,758	$(3)	$—	$—	$1,758	$(3)
U.S. government-sponsored enterprises	18,304	(196)	—	—	18,304	(196)
Obligations of states and political subdivisions	39,221	(474)	—	—	39,221	(474)
Mortgage-backed securities	89,520	(1,579)	1,864	(32)	91,384	(1,611)
Other debt securities	3,802	(23)	—	—	3,802	(23)
Bank-issued trust preferred securities	—	—	1,288	(198)	1,288	(198)
Total	$152,605	$(2,275)	$3,152	$(230)	$155,757	$(2,505)

Schedule of Components of Investment Securities Gains and Losses
The following table presents the gross unrealized gains and losses from sales and calls of available-for-sale securities, as well as gains and losses on equity securities from fair value adjustments which have been recognized in earnings:

(in thousands)	2022	2021	2020
Available-for-sale securities:
Gains realized on sales	$—	$122	$49
Losses realized on sales	—	—	(8)
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	(14)	27	20
Investment securities gains (losses), net	$(14)	$149	$61